Loss on sale of assets - Gain (loss) on sale of assets and proceeds from sale (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets	$ (2,000)	$ (1,995)	$ (4,049)
Cash proceeds received on sale		2,137	1,345
Power Manager assets
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets		(2,000)	(3,957)
Cash proceeds received on sale of assets		(2,132)	(2,000)
Cash proceeds received on sale			4,132
Less: Disposition costs		0	(707)
Net proceeds		2,132	1,293
SOFC assets
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets		0	(94)
Cash proceeds received on sale		0	50
Miscellaneous disposals
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets		5	2
Cash proceeds received on sale		$ 5	$ 2